Business Combinations - Fair value adjustments (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Property, plant and equipment	$ 2,006,757	$ 1,714,261
Goodwill	917,019	779,896
Other intangible assets	1,161,034	845,729
Trade and other receivables - current	686,470	471,753
Deferred income tax liabilities	(194,082)	(169,119)
Non-controlling interest	$ (220,826)	(223,188)	$ (13,844)	$ (14,216)
As previously reported
Disclosure of detailed information about business combination [line items]
Goodwill		787,665
Other intangible assets		830,439
Trade and other receivables - current		469,130
Deferred income tax liabilities		(163,920)
Non-controlling interest		(218,243)
Adjustments
Disclosure of detailed information about business combination [line items]
Goodwill		(7,769)
Other intangible assets		15,290
Trade and other receivables - current		2,623
Deferred income tax liabilities		(5,199)
Non-controlling interest		$ (4,945)